Furniture, Fixtures and Equipment - Schedule of Furniture, Fixtures and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment, Beginning balance	$ 121	$ 124
Additions	272	45
Depreciation charge	(70)	(46)
Currency translation effects		(2)
Furniture, fixtures and equipment, Ending balance	323	121
Total cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment, Beginning balance	223
Furniture, fixtures and equipment, Ending balance	495	223
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment, Beginning balance	(102)
Furniture, fixtures and equipment, Ending balance	$ (172)	$ (102)